Insurance Contracts_Details Of Deferred Acquisition Costs Included In Other Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 921,365	₩ 667,124	₩ 397,995
Non-life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	786,626	547,831	267,602
Life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 134,739	₩ 119,293	₩ 130,393